Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents		$ 211,718	$ 614,395
Accrued interest, prepaid expenses and other receivables		3,593	81
Total current assets		215,311	614,476
Marketable securities held in Trust Account		12,834,629	116,725,000
Total assets		13,049,940	117,339,476
Current liabilities:
Due to affiliates		3,861
Accrued liabilities		97,981	18,000
Total current liabilities		101,842	18,000
Promissory note payable		575,000
Deferred underwriting commissions		4,025,000	4,025,000
Derivative warrant liabilities		369,902	7,069,300
Total liabilities		5,071,744	11,112,300
Commitments and contingencies (Note 5)
Class A ordinary shares; 1,186,952 (2021:11,500,000) shares subject to possible redemption (at redemption value)		12,834,629	116,725,000
Stockholders’ Equity
Preferred Stock
Additional paid-in capital
Accumulated deficit		(4,856,721)	(10,498,112)
Total stockholders’ equity		(4,856,433)	(10,497,824)
Total liabilities and stockholders’ equity		13,049,940	117,339,476
Jet Ai Inc [Member]
Current assets:
Cash and cash equivalents	$ 903,909	1,527,391
Accounts receivable	205,977	223,954
Other current assets	157,926	133,907
Prepaid offering costs	800,000
Total current assets	2,067,812	1,885,252
Property and equipment, net	8,241	5,814
Intangible assets, net	85,538	155,009
Right-of-use asset	1,701,152	2,081,568
Investment in joint venture	100,000
Deposits and other assets	798,111	762,976
Total assets	4,760,854	4,890,619
Current liabilities:
Accounts payable	2,880,901	242,933
Accrued liabilities	825,586	951,689
Deferred revenue	1,432,126	933,361
Lease liability, current portion	506,228	494,979
Total current liabilities	6,165,674	2,622,962
Lease liability, net of current portion	1,150,274	1,531,364
Redeemable preferred stock	1,702,000
Total liabilities	9,017,948	4,154,326
Commitments and contingencies (Note 5)
Stockholders’ Equity
Preferred Stock
Common stock	916	445
Subscription receivable	(6,724)	(15,544)
Additional paid-in capital	31,863,479	27,407,372
Accumulated deficit	(36,114,765)	(26,655,980)
Total stockholders’ equity	(4,257,094)	736,293	897,469
Total liabilities and stockholders’ equity	4,760,854	4,890,619
Jet Token, Inc. [Member]
Current assets:
Cash and cash equivalents		1,527,391	643,494
Other current assets		357,861	79,548
Total current assets		1,885,252	723,042
Property and equipment, net		5,814	7,495
Intangible assets, net		155,009	287,711
Right-of-use asset		2,081,568
Other assets		762,976	1,122,789
Total assets		4,890,619	2,141,037
Current liabilities:
Accounts payable		242,933	296,201
Accrued liabilities		951,689	116,113
Deferred revenue		933,361	436,331
Related party advances			200,196
Lease liability, current portion		494,979
Line of credit			194,727
Total current liabilities		2,622,962	1,243,568
Lease liability, net of current portion		1,531,364
Total liabilities		4,154,326	1,243,568
Commitments and contingencies (Note 5)
Stockholders’ Equity
Preferred Stock
Common stock		8	8
Subscription receivable		(15,544)	(96,600)
Additional paid-in capital		26,682,909	19,177,938
Accumulated deficit		(26,655,980)	(18,917,777)
Total stockholders’ equity		736,293	897,469
Total liabilities and stockholders’ equity		4,890,619	2,141,037
Common Class A [Member]
Stockholders’ Equity
Common stock
Common Class B [Member]
Stockholders’ Equity
Common stock		288	288
Series Seed Preferred Stock [Member] | Jet Token, Inc. [Member]
Stockholders’ Equity
Preferred Stock		20,500	29,500
Series CF Non-voting Preferred Stock [Member] | Jet Token, Inc. [Member]
Stockholders’ Equity
Preferred Stock		704,396	704,396
Nonvoting Common Stock [Member]
Stockholders’ Equity
Total stockholders’ equity
Nonvoting Common Stock [Member] | Jet Token, Inc. [Member]
Stockholders’ Equity
Common stock		4	4
Total stockholders’ equity		4	4
Related Party [Member]
Current liabilities:
Notes payable
Related Party [Member] | Jet Ai Inc [Member]
Current liabilities:
Notes payable	233,333
Nonrelated Party [Member] | Jet Ai Inc [Member]
Current liabilities:
Notes payable	$ 287,500